Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 14,218	Taxes	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 2
	3,581	Bonuses	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 3
	692	Bonuses	Algeria		Sonatrach	Algeria, Organisation Orhoud
#: 4
	28,841	Taxes	Algeria			Algeria, Timimoun
#: 5
	800	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Timimoun
#: 6
	230,041	Taxes	Algeria			Algeria, Tin Fouye Tabankort II
#: 7
	788	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort II
#: 8
	9,503	Bonuses	Algeria		Sonatrach	Algeria, Tin Fouye Tabankort II
#: 9
	508	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort Sud
#: 10
	14,909	Bonuses	Algeria		Sonatrach	Algeria, Tin Fouye Tabankort Sud
#: 11
	183,447	Taxes	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises
#: 12
	75,435	Taxes	Algeria		Agence Nationale pour Valorisation des Ressources en Hydrocarbures (ALNAFT)
#: 13
	200,492	Taxes	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach	Algeria, Groupement Berkine	Yes	fiscal selling prices
#: 14
	239,885	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 0
#: 15
	683	Fees	Angola			Angola, Block 0
#: 16
	16,950	Bonuses	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 0
#: 17
	60	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 16
#: 18
	262	Fees	Angola			Angola, Block 16
#: 19
	311,436	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17
#: 20
	5,700	Fees	Angola			Angola, Block 17
#: 21
	2,000	Bonuses	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 22
	769	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 23
	49	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17/06
#: 24
	101	Fees	Angola			Angola, Block 17/06
#: 25
	17,910	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 20
#: 26
	227	Fees	Angola			Angola, Block 20
#: 27
	209	Fees	Angola			Angola, Block 21
#: 28
	138,028	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 32
#: 29
	2,018	Fees	Angola			Angola, Block 32
#: 30
	553	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32
#: 31
	210	Fees	Angola			Angola, Block 48
#: 32
	303	Fees	Angola		Caixa do Tesouro Nacional
#: 33
	9,107	Fees	Angola		Ministerio dos Recursos Minerais, Petroleo e Gas
#: 34
	1,535,189	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17	Yes	weighted average fiscal price of the year
#: 35
	67,518	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32	Yes	weighted average fiscal price of the year
#: 36
	92	Fees	Argentina			Argentina, Cuenca Argentina Norte - Block 111
#: 37
	96	Fees	Argentina			Argentina, Cuenca Argentina Norte - Block 113
#: 38
	42	Fees	Argentina			Argentina, Malvinas Ocidental - Block 123
#: 39
	46,571	Taxes	Argentina	snj:AR-Q	Provincia del Neuquen	Argentina, Neuquen
#: 40
	532	Fees	Argentina	snj:AR-Q	Provincia del Neuquen	Argentina, Neuquen
#: 41
	483	Fees	Argentina	snj:AR-Z		Argentina, Santa Cruz
#: 42
	24,908	Taxes	Argentina	snj:AR-V	Secretaria de Energia, Republica Argentina	Argentina, Tierra del Fuego
#: 43
	9,232	Taxes	Argentina	snj:AR-V	Provincia de Tierra del Fuego	Argentina, Tierra del Fuego
#: 44
	6,230	Fees	Argentina	snj:AR-V		Argentina, Tierra del Fuego
#: 45
	34,349	Taxes	Argentina		Administracion Federal de Ingresos Publicos	Argentina, (other)
#: 46
	1,179	Fees	Argentina		Secretaria de Energia, Republica Argentina
#: 47
	5,764	Fees	Argentina	snj:AR-V	Provincia de Tierra del Fuego
#: 48
	34,036	Taxes	Australia	snj:AU-QLD	Queensland Government, Queensland Revenue Office	Australia, GLNG
#: 49
	2,136	Fees	Australia	snj:AU-QLD	Queensland Government	Australia, GLNG
#: 50
	11,175	Taxes	Australia	snj:AU-QLD	Queensland Government, Queensland Revenue Office	Australia, Ichthys LNG
#: 51
	20,833	Bonuses	Azerbaijan		State Oil Company of the Azerbaijan Republic	Azerbaijan, Absheron
#: 52
	24,083	Prod. Entitlements	Azerbaijan		State Oil Company of the Azerbaijan Republic	Azerbaijan, Absheron	Yes	fixed contractual price for gas and contractual net-back price for condensates
#: 53
	22,195	Taxes	Bolivia			Bolivia, Aquio
#: 54
	148	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Aquio
#: 55
	29	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Azero
#: 56
	8	Infrastructure	Bolivia		Fundesoc c/o Indigeneous Communities	Bolivia, Azero
#: 57
	103,053	Taxes	Bolivia			Bolivia, Ipati
#: 58
	234	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Ipati
#: 59
	99	Infrastructure	Bolivia		Fundesoc c/o Indigeneous Communities	Bolivia, Ipati
#: 60
	7,930	Taxes	Bolivia			Bolivia, Itau
#: 61
	127	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Itau
#: 62
	11,905	Taxes	Bolivia			Bolivia, San Alberto
#: 63
	33	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto
#: 64
	27,292	Taxes	Bolivia			Bolivia, San Antonio
#: 65
	65	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio
#: 66
	110,320	Taxes	Bolivia		Servicio de Impuestos Nacionales (SIN) c/o YPFB
#: 67
	62,055	Taxes	Bolivia		Departamentos c/o YPFB
#: 68
	5,088	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Aquio	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 69
	4,117	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 70
	15,747	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 71
	3,770	Bonuses	Brazil		Secretaria do Tesouro Nacional	Brazil, Agua Marinha
#: 72
	25	Fees	Brazil			Brazil, Atapu
#: 73
	73,623	Taxes	Brazil		Receita Federal	Brazil, Atapu ToR Surplus
#: 74
	59,866	Bonuses	Brazil		Petrobras	Brazil, Atapu ToR Surplus
#: 75
	52	Fees	Brazil			Brazil, Barreirinhas
#: 76
	64	Fees	Brazil			Brazil, BM-S-54
#: 77
	718	Fees	Brazil			Brazil, C-M-541
#: 78
	7	Fees	Brazil			Brazil, Espirito Santo
#: 79
	155,512	Taxes	Brazil		Receita Federal	Brazil, Iara
#: 80
	288	Fees	Brazil			Brazil, Iara
#: 81
	69,406	Taxes	Brazil		Receita Federal	Brazil, Lapa
#: 82
	1,275	Fees	Brazil			Brazil, Lapa
#: 83
	189,573	Taxes	Brazil		Receita Federal	Brazil, Libra
#: 84
	125,113	Taxes	Brazil		Receita Federal	Brazil, Sepia ToR Surplus
#: 85
	103,077	Bonuses	Brazil		Petrobras	Brazil, Sepia ToR Surplus
#: 86
	12	Fees	Brazil			Brazil, S-M-1711
#: 87
	12	Fees	Brazil			Brazil, S-M-1815
#: 88
	53	Fees	Brazil			Brazil, Xerelete
#: 89
	211,216	Taxes	Brazil		Receita Federal	Brazil, Other
#: 90
	16,354	Fees	Brazil		Agencia National de Petroleo, Gas Natural e Biocombustiveis	Brazil, Other
#: 91
	825	Fees	Brazil		Fundo de Compensacao Ambiental (FCA)
#: 92
	1,681	Fees	Brazil		Secretaria do Tesouro Nacional
#: 93
	7,746	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Atapu ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 94
	168,557	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Libra	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 95
	15,952	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Sepia ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 96
	74,298	Taxes	Brunei		Brunei Government	Brunei, Block B
#: 97
	5	Fees	Brunei		Brunei Government	Brunei, Block B
#: 98
	7,777	Prod. Entitlements	Brunei		Brunei Government	Brunei, Block B
#: 99
	217	Fees	Bulgaria		Ministry of Energy of Bulgaria	Bulgaria, Khan Asparuh
#: 100
	1	Fees	Canada			Canada, Deer Creek
#: 101
	41,005	Royalties	Canada	snj:CA-AB	Province of Alberta	Canada, Fort Hills
#: 102
	13,875	Fees	Canada			Canada, Fort Hills
#: 103
	138	Fees	Canada			Canada, Northern Lights
#: 104
	61,811	Royalties	Canada	snj:CA-AB	Province of Alberta	Canada, Surmont
#: 105
	9,463	Fees	Canada			Canada, Surmont
#: 106
	2	Fees	Canada			Canada, Other oil sands projects
#: 107
	1,163	Fees	Canada	snj:CA-AB	Province of Alberta
#: 108
	22,138	Fees	Canada	snj:CA-AB	Municipality of Wood Buffalo (Alberta)
#: 109
	178	Fees	Canada	snj:CA-AB	Fort McKay First Nations (FMFN)
#: 110
	2,019	Taxes	China		China National Petroleum Company	China, Sulige
#: 111
	13,843	Taxes	China		Etoke Tax Bureau	China, Sulige
#: 112
	254	Taxes	China		Guangzhou Offshore Oil Tax Bureau	China, Sulige
#: 113
	14,080	Taxes	China		Tianjin Offshore Oil Tax Bureau	China, Sulige
#: 114
	22,732	Taxes	China		China National Petroleum Company	China, Sulige	Yes
#: 115
	27,062	Prod. Entitlements	China		China National Petroleum Company	China, Sulige	Yes
#: 116
	69	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 2
#: 117
	93	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 3
#: 118
	163	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 6
#: 119
	170	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 7
#: 120
	168	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 8
#: 121
	64	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 9
#: 122
	235	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 11
#: 123
	500	Fees	Democratic Republic of the Congo		Ministere des Hydrocarbures C/O Caritas Congo ASBL	Democratic Republic of the Congo, Block 3
#: 124
	129,205	Taxes	Denmark		Skat	Denmark, Sole Concession Area
#: 125
	267	Fees	Denmark		Arbejdstilsynet	Denmark, Sole Concession Area
#: 126
	176	Fees	Denmark		Energistyrelsen	Denmark, Sole Concession Area
#: 127
	5,926	Fees	Denmark		Dansk Teknisk Universitet	Denmark, Sole Concession Area
#: 128
	14,275	Taxes	Gabon			Gabon, Baudroie-Merou CEPP
#: 129
	878	Fees	Gabon		Tresor Public Gabonais	Gabon, Baudroie-Merou CEPP
#: 130
	4,254	Prod. Entitlements	Gabon			Gabon, Baudroie-Merou CEPP
#: 131
	2,660	Taxes	Gabon			Gabon, Concessions (perimetre Convention d' Etablissement)
#: 132
	2,404	Fees	Gabon		Tresor Public Gabonais	Gabon, Concessions (perimetre Convention d' Etablissement)
#: 133
	11,137	Prod. Entitlements	Gabon			Gabon, Concessions (perimetre Convention d' Etablissement)
#: 134
	21,989	Taxes	Gabon			Gabon, Concession Anguille
#: 135
	19,149	Taxes	Gabon			Gabon, Concession Torpille
#: 136
	25,000	Dividends	Gabon		Republique du Gabon	Gabon, other
#: 137
	54,073	Taxes	Gabon		Tresor Public Gabonais
#: 138
	4,000	Taxes	Gabon		Republique du Gabon
#: 139
	8,834	Prod. Entitlements	Gabon		Republique du Gabon
#: 140
	506	Prod. Entitlements	Gabon	snj:GA-1	Ville de Libreville
#: 141
	5,654	Prod. Entitlements	Gabon	snj:GA-8	Ville de Port-Gentil
#: 142
	201	Prod. Entitlements	Gabon		Miscellaneous PID beneficiaries
#: 143
	196	Prod. Entitlements	Gabon		Miscellaneous PIH beneficiaries
#: 144
	26,278	Taxes	Gabon		Republique du Gabon	Gabon, Baudroie-Merou CEPP	Yes	official selling price and applying the fiscal terms of the profit sharing agreements
#: 145
	2,740	Taxes	Indonesia		Directorate General of Taxation, Ministry of Finance	Indonesia, Sebuku PSC
#: 146
	2,750	Prod. Entitlements	Indonesia		Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)	Indonesia, Sebuku PSC	Yes	net-back price
#: 147
	12,125	Taxes	Iraq		Ministry of Finance, General Commission of Taxation	Iraq, Halfaya
#: 148
	41,741	Taxes	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 149
	743	Fees	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 150
	16	Fees	Italy		Agenzia del Demanio	Italy, Gorgoglione Unified License
#: 151
	38,640	Taxes	Italy		Agenzia delle Entrate	Italy, Gorgoglione Unified License
#: 152
	3,334	Taxes	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 153
	227	Fees	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 154
	513	Taxes	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 155
	4	Fees	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 156
	18	Fees	Italy	snj:IT-PZ	Comune Guardia Perticara	Italy, Gorgoglione Unified License
#: 157
	708	Fees	Italy	snj:IT-TA	Comune Taranto	Italy, Gorgoglione Unified License
#: 158
	370	Fees	Italy		Ministero dell'Economia e delle Finanze	Italy, Gorgoglione Unified License
#: 159
	10,990	Taxes	Italy		Tesoreria dello Stato	Italy, Gorgoglione Unified License
#: 160
	18,226	Taxes	Kazakhstan		Ministry of Finance	Kazakhstan, Dunga
#: 161
	46	Fees	Kazakhstan		Ministry of Finance	Kazakhstan, Dunga
#: 162
	20,989	Prod. Entitlements	Kazakhstan		Ministry of Finance	Kazakhstan, Dunga
#: 163
	63,260	Taxes	Kazakhstan		Ministry of Finance	Kazakhstan, Kashagan
#: 164
	130	Fees	Kazakhstan		Atyrau and Mangistau regions c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 165
	1,714	Infrastructure	Kazakhstan	snj:KZ-ATY	Atyrau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 166
	1,266	Infrastructure	Kazakhstan	snj:KZ-MAN	Mangistau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 167
	35,126	Prod. Entitlements	Kazakhstan		Ministry of Energy	Kazakhstan, Kashagan	Yes	average net-back prices
#: 168
	38	Fees	Kenya		Kenya Ministry of Energy	Kenya, 10BA
#: 169
	223	Fees	Kenya		Kenya Ministry of Energy	Kenya, 10BB
#: 170
	31	Fees	Kenya		Kenya Ministry of Energy	Kenya, 13T
#: 171
	103	Fees	Lebanon		Lebanese Petroleum Administration (LPA)	Lebanon, Block 4
#: 172
	121	Fees	Lebanon		Lebanese Petroleum Administration (LPA)	Lebanon, Block 9
#: 173
	1,385,136	Taxes	Libya		Ministry of Oil and Gas	Libya, Waha
#: 174
	82	Fees	Libya		Ministry of Oil and Gas	Libya, Waha
#: 175
	909	Infrastructure	Libya		National Oil Corporation	Libya, Waha
#: 176
	141,241	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 177
	153,162	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the profit sharing agreements, including the share of National Oil Corporation, as partner.
#: 178
	340,301	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 179
	988,137	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the profit sharing agreements, including the share of National Oil Corporation, as partner.
#: 180
	107,346	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 181
	387,708	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the profit sharing agreements, including the share of National Oil Corporation, as partner.
#: 182
	110	Fees	Mauritania		Trsor Public de Mauritanie	Mauritania, Block C15
#: 183
	250	Fees	Mauritania		SMHPM (Societe Mauritanienne des Hydrocarbures et du Patrimoine Minier)	Mauritania, Block C15
#: 184
	200	Fees	Mauritania		Commission Environnementale	Mauritania, Block C15
#: 185
	298	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, AS-CS-06 (B33)
#: 186
	388	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, AS-CS-06 (B33)
#: 187
	634	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, Block 15
#: 188
	1,221	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, Block 15
#: 189
	374	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, G-CS-02 (B32)
#: 190
	274	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, G-CS-02 (B32)
#: 191
	9,033	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, G-CS-03 (B34)
#: 192
	271	Taxes	Mexico		Servicio de Administracion Tributaria	Mexico, Salina 1
#: 193
	16,796	Fees	Mexico		Fondo Mexicano del Petroleo	Mexico, Salina 1
#: 194
	2,120	Fees	Mozambique		Instituto Nacional de Petroleo	Mozambique, Area 1 Golfino-Atum
#: 195
	2,810	Infrastructure	Mozambique		Ministerio da Economia e Financas	Mozambique, Area 1 Golfino-Atum
#: 196
	185	Fees	Namibia		Petrofund	Namibia, Block 2912
#: 197
	27	Fees	Namibia		Petrofund	Namibia, Block 2913B
#: 198
	698	Fees	Netherlands		Belastingdienst Nederland	Netherlands, Offshore Blocks
#: 199
	288,815	Taxes	Netherlands		Belastingdienst Nederland	Netherlands, other
#: 200
	43,382	Taxes	Nigeria			Nigeria, OML58 (joint venture with NNPC, operated)
#: 201
	106,952	Taxes	Nigeria			Nigeria, OML99 (joint venture with NNPC, operated)
#: 202
	20,519	Taxes	Nigeria			Nigeria, OML100 (joint venture with NNPC, operated)
#: 203
	148,049	Taxes	Nigeria			Nigeria, OML102 (joint venture with NNPC, operated)
#: 204
	7,094	Taxes	Nigeria			Nigeria, OML118 (Bonga)
#: 205
	209	Fees	Nigeria			Nigeria, OML118 (Bonga)
#: 206
	3,775	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, OML118 (Bonga)
#: 207
	509,850	Taxes	Nigeria			Nigeria, OML130 PSA (Akpo & Egina)
#: 208
	2,006	Infrastructure	Nigeria			Nigeria, OML130 PSA (Akpo & Egina)
#: 209
	63,991	Bonuses	Nigeria		Nigerian Upstream Petroleum Regulatory Commission	Nigeria, OML130 PSA (Akpo & Egina)
#: 210
	8,399	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, OML130 PSA (Akpo & Egina)
#: 211
	6,077	Taxes	Nigeria			Nigeria, OML138 (Usan)
#: 212
	1,725	Fees	Nigeria			Nigeria, OML138 (Usan)
#: 213
	1,466	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, OML138 (Usan)
#: 214
	4,215	Fees	Nigeria			Nigeria, Joint ventures with NNPC, operated - other
#: 215
	10,241	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, operated - other
#: 216
	90,369	Taxes	Nigeria			Nigeria, Joint ventures with NNPC, non operated - other
#: 217
	1,926	Fees	Nigeria			Nigeria, Joint ventures with NNPC, non operated - other
#: 218
	10,273	Infrastructure	Nigeria		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, non operated - other
#: 219
	251,528	Taxes	Nigeria			Nigeria, other
#: 220
	710,925	Taxes	Nigeria		Federal Inland Revenue Service
#: 221
	1,119	Fees	Nigeria		Nigerian Maritime Administration & Safety Agency, Federal Government of Nigeria
#: 222
	472,895	Taxes	Nigeria		Nigerian Upstream Petroleum Regulatory Commission
#: 223
	8,962	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission
#: 224
	121,891	Taxes	Nigeria			Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 225
	8	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML118 (Bonga)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 226
	94,107	Prod. Entitlements	Nigeria		Nigerian National Petroleum Corporation	Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 227
	25,279	Taxes	Nigeria			Nigeria, OML138 (Usan)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 228
	10	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML138 (Usan)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 229
	19,115	Prod. Entitlements	Nigeria		Nigerian National Petroleum Corporation	Nigeria, OML138 (Usan)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 230
	80,614	Taxes	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd		Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 231
	18	Fees	Nigeria		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd		Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 232
	66,556	Taxes	Nigeria		Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation		Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 233
	7,013	Taxes	Norway		Norwegian Tax Administration	Norway, Asgard area
#: 234
	754	Fees	Norway		Norwegian Petroleum Directorate	Norway, Asgard area
#: 235
	23,875	Taxes	Norway		Norwegian Tax Administration	Norway, Ekofisk area
#: 236
	1,553	Fees	Norway		Norwegian Petroleum Directorate	Norway, Ekofisk area
#: 237
	357	Taxes	Norway		Norwegian Tax Administration	Norway, Heimdal area
#: 238
	562	Fees	Norway		Norwegian Petroleum Directorate	Norway, Heimdal area
#: 239
	24	Taxes	Norway		Norwegian Tax Administration	Norway, Johan Sverdrup
#: 240
	49	Fees	Norway		Norwegian Petroleum Directorate	Norway, Johan Sverdrup
#: 241
	11,716	Taxes	Norway		Norwegian Tax Administration	Norway, Oseberg area
#: 242
	544	Fees	Norway		Norwegian Petroleum Directorate	Norway, Oseberg area
#: 243
	20	Fees	Norway		Norwegian Petroleum Directorate	Norway, PL018C
#: 244
	13,326	Taxes	Norway		Norwegian Tax Administration	Norway, Snohvit area
#: 245
	109	Fees	Norway		Norwegian Petroleum Directorate	Norway, Snohvit area
#: 246
	2,030	Taxes	Norway		Norwegian Tax Administration	Norway, Troll area
#: 247
	5	Fees	Norway		Norwegian Petroleum Directorate	Norway, Troll area
#: 248
	4,900,631	Taxes	Norway		Norwegian Tax Administration	Norway, other
#: 249
	461,307	Taxes	Oman		Oman Ministry of Finance	Oman, Block 6
#: 250
	160	Fees	Oman		Oman Ministry of Finance	Oman, Block 12
#: 251
	115	Fees	Oman		Ministry of Energy and Minerals	Oman, Block 12
#: 252
	132,797	Royalties	Oman		Ministry of Energy and Minerals	Oman, Block 10	Yes	official selling price for condensates and at average price for gas
#: 253
	234	Fees	Papua New Guinea		Conservation & Environment Protection Authority	Papua New Guinea, PRL-15
#: 254
	102,206	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Al Khalij
#: 255
	78,342	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Dolphin	Yes	average price of production entitlements and as per the fiscal terms of the profit sharing agreements
#: 256
	718,729	Prod. Entitlements	Qatar		Qatar Energy	Qatar, Dolphin	Yes	average price of production entitlements
#: 257
	260	Fees	Republic of the Congo			Republic of the Congo, CPP Andromede (MTPS)
#: 258
	142	Fees	Republic of the Congo			Republic of the Congo, CPP Cassiopee (MTPS)
#: 259
	10,121	Taxes	Republic of the Congo		Tresor Public	Republic of the Congo, CPP Haute Mer - Zone A
#: 260
	811	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone A
#: 261
	2,931	Taxes	Republic of the Congo		Tresor Public	Republic of the Congo, CPP Haute Mer - Zone B
#: 262
	518	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone B
#: 263
	762	Infrastructure	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone B
#: 264
	16,031	Fees	Republic of the Congo			Republic of the Congo, CPP Haute Mer - Zone D
#: 265
	1,968	Infrastructure	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D
#: 266
	51	Fees	Republic of the Congo			Republic of the Congo, CPP Persee (MTPS)
#: 267
	1,303	Fees	Republic of the Congo			Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
#: 268
	20,000	Fees	Republic of the Congo			Republic of the Congo, Kombi, Likalala & Libondo
#: 269
	510	Taxes	Republic of the Congo		Societe Nationale des Petroles Congolais	Republic of the Congo, Lianzi
#: 270
	300	Fees	Republic of the Congo			Republic of the Congo, Marine XX
#: 271
	287	Fees	Republic of the Congo			Republic of the Congo, Nanga
#: 272
	180	Fees	Republic of the Congo			Republic of the Congo, Pegase Nord (ex MTPS)
#: 273
	1,228	Fees	Republic of the Congo		Ministere des hydrocarbures
#: 274
	38,655	Fees	Republic of the Congo		Tresor Public
#: 275
	8,152	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone A	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 276
	9,123	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone B	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 277
	291,723	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D	Yes	official fiscal prices and applying the terms of the profit sharing agreements
#: 278
	47,258	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)	Yes	official fiscal prices and applying the terms of the profit sharing agreements
#: 279
	436	Prod. Entitlements	Republic of the Congo		Societe Nationale des Petroles Congolais	Republic of the Congo, Lianzi	Yes	official fiscal prices and applying the terms of the profit sharing agreements
#: 280
	1,009	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise	So Tom and Principe, Block 1
#: 281
	130	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP	So Tom and Principe, Block 1
#: 282
	1,152	Fees	Senegal		Societe des Petroles du Senegal	Senegal, ROP
#: 283
	103	Fees	South Africa			South Africa, Block DOWB
#: 284
	165	Fees	South Africa			South Africa, Block South Outeniqua
#: 285
	101	Fees	South Africa		Petroleum Agency South Africa (PASA)
#: 286
	167	Fees	South Africa		Upstream Training Trust (UTT)
#: 287
	20,223	Bonuses	Surinam		Staatsolie	Surinam, Block 6
#: 288
	20,223	Bonuses	Surinam		Staatsolie	Surinam, Block 8
#: 289
	4,000	Bonuses	Surinam		Staatsolie	Surinam, Block 64
#: 290
	221,430	Taxes	Thailand			Thailand, Bongkot
#: 291
	15,628	Bonuses	Thailand		Ministry of Energy	Thailand, Bongkot
#: 292
	3,007	Taxes	Thailand			Thailand, G12/48
#: 293
	194,298	Taxes	Thailand		Revenue Department
#: 294
	30,139	Taxes	Thailand		Department of Mineral Fuels, Ministry Of Energy
#: 295
	740	Fees	Uganda			Uganda, Block CA-1
#: 296
	627	Fees	Uganda			Uganda, Block CA-3A
#: 297
	342	Fees	Uganda			Uganda, Block LA-2
#: 298
	1,017	Fees	Uganda		Ministry of Energy and Mineral Development
#: 299
	117	Fees	Uganda		Ministry of Finance, Planning and Economic Development
#: 300
	575	Fees	Uganda		Ministry of Water and Environment
#: 301
	387,271	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Gas Processing
#: 302
	2,344	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Gas Processing
#: 303
	4,837,697	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Onshore
#: 304
	5,700	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Onshore
#: 305
	445,932	Taxes	United Arab Emirates			United Arab Emirates, Lower Zakum
#: 306
	543	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Lower Zakum
#: 307
	548,673	Taxes	United Arab Emirates			United Arab Emirates, Umm Lulu & SARB
#: 308
	350,000	Bonuses	United Arab Emirates		Abu Dhabi Fiscal Authorities	United Arab Emirates, Umm Lulu & SARB
#: 309
	1,500,229	Taxes	United Arab Emirates			United Arab Emirates, Umm Shaif Nasr
#: 310
	2,087	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Umm Shaif Nasr
#: 311
	7,398,541	Taxes	United Arab Emirates		Abu Dhabi Fiscal Authorities
#: 312
	321,261	Taxes	United Arab Emirates		Abu Dhabi National Oil Company
#: 313
	512	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Central Graben Area
#: 314
	18	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Culzean
#: 315
	944	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Eastern North Sea
#: 316
	1,093	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Greater Laggan Area
#: 317
	101	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Markham Area
#: 318
	2,565	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Northern North Sea
#: 319
	2,349,352	Taxes	United Kingdom		HM Revenue & Customs	United Kingdom, other
#: 320
	128	Fees	United Kingdom		Crown Estate	United Kingdom, other
#: 321
	1,750	Taxes	United States	snj:US-TX	Johnson County Tax Assessor	United States, Barnett Shale
#: 322
	7,335	Taxes	United States	snj:US-TX	Tarrant County Tax Assessor	United States, Barnett Shale
#: 323
	5,488	Taxes	United States	snj:US-TX	Texas State Comptroller's Office	United States, Barnett Shale
#: 324
	72	Taxes	United States	snj:US-TX	Grapevine-Colleyville Tax Office	United States, Barnett Shale
#: 325
	3,986	Royalties	United States	snj:US-TX	City of Fort Worth	United States, Barnett Shale
#: 326
	3,604	Royalties	United States	snj:US-TX	Dallas/Fort Worth International Airport Board	United States, Barnett Shale
#: 327
	1,258	Royalties	United States	snj:US-TX	City of Arlington	United States, Barnett Shale
#: 328
	649	Royalties	United States	snj:US-TX	Tarrant Regional Water District	United States, Barnett Shale
#: 329
	316	Royalties	United States	snj:US-TX	State of Texas	United States, Barnett Shale
#: 330
	495	Royalties	United States	snj:US-TX	City of North Richland Hills	United States, Barnett Shale
#: 331
	417	Royalties	United States	snj:US-TX	Fort Worth Independent School District	United States, Barnett Shale
#: 332
	226	Royalties	United States	snj:US-TX	Burleson Independent School District	United States, Barnett Shale
#: 333
	327	Royalties	United States	snj:US-TX	Arlington Independent School District	United States, Barnett Shale
#: 334
	1,066	Royalties	United States	snj:US-TX	Birdville Independent School District	United States, Barnett Shale
#: 335
	289	Royalties	United States	snj:US-TX	Tarrant County College	United States, Barnett Shale
#: 336
	277	Royalties	United States	snj:US-TX	City of Grand Prairie	United States, Barnett Shale
#: 337
	184	Royalties	United States	snj:US-TX	Kennedale Independent School District	United States, Barnett Shale
#: 338
	145	Royalties	United States	snj:US-TX	Tarrant County AAAA	United States, Barnett Shale
#: 339
	240	Royalties	United States	snj:US-TX	City of Cleburne	United States, Barnett Shale
#: 340
	229	Royalties	United States	snj:US-TX	City of Burleson	United States, Barnett Shale
#: 341
	184	Royalties	United States	snj:US-TX	Mansfield Independent School District	United States, Barnett Shale
#: 342
	119	Royalties	United States	snj:US-TX	Crowley Independent School District	United States, Barnett Shale
#: 343
	102	Royalties	United States	snj:US-TX	City of Crowley	United States, Barnett Shale
#: 344
	121	Royalties	United States	snj:US-TX	White Settlement Independent School District	United States, Barnett Shale
#: 345
	65	Fees	United States	snj:US-TX	City of Fort Worth	United States, Barnett Shale
#: 346
	10	Fees	United States	snj:US-TX	Tarrant Regional Water District	United States, Barnett Shale
#: 347
	1,106	Fees	United States		Office of Natural Resources Revenue	United States, Gulf of Mexico
#: 348
	24,407	Royalties	United States		Office of Natural Resources Revenue	United States, Jack
#: 349
	$ 39,164	Royalties	United States		Office of Natural Resources Revenue	United States, Tahiti